Interest Receivable (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Summary of accrued interest on financing receivable
Interest receivable, gross	$ 3,426	$ 4,104
Allowance for uncollected interest on loans	(249)	(177)
Interest receivable, net	3,177	3,927
Loans [Member]
Summary of accrued interest on financing receivable
Interest receivable, gross	1,814	1,831
Mortgage-backed securities [Member]
Summary of accrued interest on financing receivable
Interest receivable, gross	1,016	1,216
Debt securities [Member]
Summary of accrued interest on financing receivable
Interest receivable, gross	$ 596	$ 1,057